RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2020
RIGHT OF USE ASSETS
RIGHT OF USE ASSETS
4.	RIGHT OF USE ASSETS

The Company leases offices from Fang and third parties. The Company has elected not to recognize ROU assets or lease liabilities for leases with an initial term of 12 months or less.

The Company entered a lease framework agreement (the Agreement) with Fang, pursuant to which the Company leases offices from Fang’s wholly-owned subsidiaries at annual rental fee of RMB7,621. The Agreement is effective from January 1, 2018 with initial lease term of 10 years.

The Company adopted ASC Topic 842 on January 1, 2019, using a modified retrospective method for the lease. ROU assets and lease liabilities are recognized for the operating leases under the Agreement based on the present value of lease payments over the remaining lease term of 9 years as of January 1, 2019. As the rate implicit in the lease cannot be readily determined, the Company uses its incremental borrowing rate of 4.83% in determining the imputed interest and present value of lease payments.

The ROU assets and the amortization were summarized as follows:

	As of December 31,
	2019	2020

Right of use assets	54,579	54,579
Less: Accumulated amortization	(4,984)	(10,210)
Right of use assets	49,595	44,369

Cash paid for amounts included in the measurement of operating lease liabilities was RMB17,567 and RMB12,647 for the years ended December 31, 2019 and 2020, respectively.

Rental expense was allocated to the following expense items:

	For the year ended December 31,
	2019	2020

Cost of revenues	2,108	1,481
General and administrative expenses	1,802	1,588
Selling and marketing expenses	3,711	4,552
Total rental expenses	7,621	7,621

4.	RIGHT OF USE ASSETS (continued)

Maturities of the lease liabilities as of December 31, 2020 were as follows:

Years Ended December 31,	RMB’000
2021	—
2022	—
2023	5,921
2024	7,621
2025	7,621
Thereafter	15,242
Total undiscounted lease payments	36,405
Less: Imputed interest	(8,978)
Present value of lease liabilities balance	27,427
Amounts due within 12 months	—
Long-term lease liabilities	27,427

Amounts of lease liabilities due within 2021 and 2022 were nil, as the Company prepaid RMB16,942 to Fang for rental expenses as of December 31, 2020, respectively.